                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Roger B. Gorham
Title:   Senior Vice President
Phone:   212-752-1356

Signature, Place, and Date of Signing:


        /s/ Roger B. Gorham                New York, NY          August 5, 2010
-----------------------------------   ----------------------   -----------------
            [Signature]                    [City, State]             [Date]

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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         62
Form 13F Information Table Value Total:   $863,168
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   -----
 2                           RSUI Indemnity Company
 3                           Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/10

          COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
---------------------------- ------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                     INVESTMENT                VOTING
                                                                                     DISCRETION               AUTHORITY
                                                      MARKET                      ---------------          --------------
                                TITLE OF               VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER            CLASS       CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- ------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
COOPER INDUSTRIES PLC        SHS           G24140108      550     12,500 SH                   X       2       X
AT&T INC                     COM           00206R102    1,451     60,000 SH                   X       2       X
AGILENT TECHNOLOGIES INC     COM           00846U101      853     30,000 SH                   X       2       X
ALEXANDER & BALDWIN INC      COM           014482103      596     20,000 SH                   X       2       X
AMERICAN EXPRESS CO          COM           025816109    1,390     35,000 SH                   X       2       X
APPLIED MATLS INC            COM           038222105      841     70,000 SH                   X       2       X
AUTODESK INC                 COM           052769106      731     30,000 SH                   X       2       X
AUTOMATIC DATA PROCESSING IN COM           053015103      805     20,000 SH                   X       2       X
BARRICK GOLD CORP            COM           067901108    9,491    209,000 SH              X            1       X
BARRICK GOLD CORP            COM           067901108   31,378    691,000 SH              X            2       X
BERKSHIRE HATHAWAY INC DEL   CL B          084670207    1,594     20,000 SH                   X       2       X
BOEING CO                    COM           097023105      941     15,000 SH                   X       2       X
CHUBB CORP                   COM           171232101    1,500     30,000 SH                   X       2       X
COCA COLA CO                 COM           191216100    1,504     30,000 SH                   X       2       X
COCA COLA CO                 COM           191216100   25,060    500,000 SH              X            3       X
CONOCOPHILLIPS               COM           20825C104   13,254    270,000 SH              X            1       X
CONOCOPHILLIPS               COM           20825C104   32,399    660,000 SH              X            2       X
CONOCOPHILLIPS               COM           20825C104   34,363    700,000 SH              X            3       X
COSTCO WHSL CORP NEW         COM           22160K105    1,371     25,000 SH                   X       2       X
DEERE & CO                   COM           244199105    1,670     30,000 SH                   X       2       X
DEVON ENERGY CORP NEW        COM           25179M103    3,046     50,000 SH              X            1       X
DEVON ENERGY CORP NEW        COM           25179M103    9,138    150,000 SH              X            2       X
DISNEY WALT CO               COM DISNEY    254687106    1,418     45,000 SH                   X       2       X
DOMINION RES INC VA NEW      COM           25746U109    1,937     50,000 SH              X            1       X
DOMINION RES INC VA NEW      COM           25746U109    5,811    150,000 SH              X            2       X
DU PONT EI DE NEMOURS & CO   COM           263534109    1,211     35,000 SH                   X       2       X
EMERSON ELEC CO              COM           291011104    1,529     35,000 SH                   X       2       X
EXELON CORP                  COM           30161N101    5,695    150,000 SH              X            1       X
EXELON CORP                  COM           30161N101   17,087    450,000 SH              X            2       X
EXXON MOBIL CORP             COM           30231G102    1,712     30,000 SH              X            2       X
EXXON MOBIL CORP             COM           30231G102  342,420  6,000,000 SH              X            3       X
FEDEX CORP                   COM           31428X106    1,052     15,000 SH                   X       2       X
GENERAL ELECTRIC CO          COM           369604103      721     50,000 SH                   X       2       X
GLOBAL INDS LTD              COM           379336100    5,323  1,185,707 SH              X            1       X
GLOBAL INDS LTD              COM           379336100    8,464  1,885,000 SH              X            2       X
HESS CORP                    COM           42809H107   11,326    225,000 SH              X            1       X
HESS CORP                    COM           42809H107   31,463    625,000 SH              X            2       X
HESS CORP                    COM           42809H107    7,551    150,000 SH              X            3       X
HOME DEPOT INC               COM           437076102      561     20,000 SH                   X       2       X
INTEL CORP                   COM           458140100    1,653     85,000 SH                   X       2       X
INTERNATIONAL BUSINESS MACHS COM           459200101    1,482     12,000 SH                   X       2       X
INTUIT                       COM           461202103      695     20,000 SH                   X       2       X
JPMORGAN CHASE & CO          COM           46625H100      915     25,000 SH                   X       2       X
JOHNSON AND JOHNSON          COM           478160104    1,477     25,000 SH                   X       2       X
KELLOGG CO                   COM           487836108    1,258     25,000 SH                   X       2       X
LAUDER ESTEE COS INC         CL A          518439104    1,393     25,000 SH                   X       2       X
LILLY ELI & CO               COM           532457108    1,675     50,000 SH                   X       2       X
LOCKHEED MARTIN CORP         COM           539830109    3,605     48,400 SH              X            1       X
LOCKHEED MARTIN CORP         COM           539830109    6,929     93,000 SH              X            2       X
LOEWS CORP                   COM           540424108      833     25,000 SH                   X       2       X
MEDTRONIC INC                COM           585055106    1,451     40,000 SH                   X       2       X
MICROSOFT CORP               COM           594918104   16,682    725,000 SH              X            1       X
MICROSOFT CORP               COM           594918104   31,294  1,360,000 SH              X            2       X
MICROSOFT CORP               COM           594918104   23,010  1,000,000 SH              X            3       X
NEWMONT MINING CORP          COM           651639106    9,138    148,000 SH              X            1       X
NEWMONT MINING CORP          COM           651639106   34,080    552,000 SH              X            2       X
NEWS CORP                    CL A          65248E104      837     70,000 SH                   X       2       X
NOBLE ENERGY INC             COM           655044105    1,207     20,000 SH                   X       2       X
NORDSTROM INC                COM           655664100      966     30,000 SH                   X       2       X
NOVARTIS AG                  SPONSORED ADR 66987V109    1,208     25,000 SH                   X       2       X
OCCIDENTAL PETE CORP DEL     COM           674599105      849     11,000 SH              X            1       X
OCCIDENTAL PETE CORP DEL     COM           674599105    2,468     32,000 SH              X            2       X
OCCIDENTAL PETE CORP DEL     COM           674599105   52,076    675,000 SH              X            3       X
PACCAR INC                   COM           693718108      598     15,000 SH                   X       2       X
PHILIP MORRIS INTL INC       COM           718172109      688     15,000 SH                   X       2       X


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

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/10

          COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
---------------------------- ------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                     INVESTMENT                VOTING
                                                                                     DISCRETION               AUTHORITY
                                                      MARKET                      ---------------          --------------
                                TITLE OF               VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER            CLASS       CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- ------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
POTASH CORP SASK INC         COM           73755L107   21,560    250,000 SH              X            3       X
PROCTER & GAMBLE CO          COM           742718109    1,799     30,000 SH                   X       2       X
SCHLUMBERGER LTD             COM           806857108    1,384     25,000 SH                   X       2       X
SEABRIGHT INSURANCE HLDGS IN COM           811656107    4,740    500,000 SH              X            3       X
SIGMA ALDRICH CORP           COM           826552101      997     20,000 SH                   X       2       X
STATE STR CORP               COM           857477103      507     15,000 SH                   X       2       X
SYSCO CORP                   COM           871829107    1,143     40,000 SH                   X       2       X
3M CO                        COM           88579Y101    1,738     22,000 SH                   X       2       X
TRICO MARINE SERVICES INC    COM NEW       896106200      180    360,000 SH              X            1       X
TRICO MARINE SERVICES INC    COM NEW       896106200      432    865,000 SH              X            2       X
US BANCORP DEL               COM NEW       902973304      559     25,000 SH                   X       2       X
WAL MART STORES INC          COM           931142103    1,682     35,000 SH                   X       2       X
WASHINGTON POST CO           CL B          939640108      821      2,000 SH                   X       2       X
WELLS FARGO & CO NEW         COM           949746101      640     25,000 SH                   X       2       X
WILLIAMS CO INC DEL          COM           969457100    2,486    136,000 SH              X            1       X
WILLIAMS CO INC DEL          COM           969457100    4,241    232,000 SH              X            2       X
WILLIAMS CO INC DEL          COM           969457100      585     32,000 SH              X            3       X

GRAND TOTAL                                           863,168 22,523,607


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